Lease Liabilities - Summary of Finance Lease Liabilities (Detail) - USD ($) $ in Thousands	Sep. 30, 2021	Dec. 31, 2020
Leases [Abstract]
Obligations under finance leases	$ 24,433	$ 15,574
Less: Current portion of finance lease liabilities	6,966	3,265
Non-current portion of finance lease liabilities	$ 17,467	$ 12,309